SCHEDULE OF OTHER PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Advances from unrelated third-parties (i)	[1]	$ 395,359	$ 647,586
Other taxes payable (ii)	[2]	4,216,786	3,665,976
Accrued professional fees		215,889	9,279
Amount due to employees(iii)	[3]	41,782	87,889
Others		126,528	359,743
Other Payables and Accrued Expenses		$ 4,996,344	$ 4,770,473

[1]	The advances from unrelated parties are non-interest bearing and due on demand.
[2]	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax.
[3]	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.